RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Risk Management & Fair Value Measurement [Text Block]
NOTE 5
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure correlation and netting. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions that we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.
At inception, we formally designate and document qualifying instruments as hedges of underlying exposures. We formally assess, at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposures. Fluctuations in the value of these instruments generally are offset by changes in the value or cash flows of the underlying exposures being hedged. This is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. The ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings. The amount of ineffectiveness recognized was immaterial for all years presented.
Credit Risk Management
We have counterparty credit guidelines and normally enter into transactions with investment grade financial institutions. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.
Certain of the Company's financial instruments used in hedging transactions are governed by industry standard netting and collateral agreements with counterparties. If the Company's credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangements. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2013, was not material. The Company has not been required to post collateral as a result of these contractual features.
Interest Rate Risk Management
Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.
Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in fair value of the hedging instrument is reported in OCI and reclassified into interest expense over the life of the underlying debt obligation. The ineffective portion for both cash flow and fair value hedges, which was not material for any year presented, was immediately recognized in interest expense.
Foreign Currency Risk Management
We manufacture and sell our products and finance operations in a number of countries throughout the world. As a result, we are exposed to movements in foreign currency exchange rates.
To manage the exchange rate risk primarily associated with our financing operations, we have historically used a combination of forward contracts, options and currency swaps. As of June 30, 2013, we had currency swaps with maturities up to five years, which are intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies. These swaps are accounted for as cash flow hedges. The effective portion of the changes in fair value of these instruments is reported in OCI and reclassified into SG&A and interest expense in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which was not material for any year presented, was immediately recognized in SG&A.
The change in fair values of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation are immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposures.
Net Investment Hedging
We hedge certain net investment positions in foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of the foreign currency debt as a hedge of the applicable net investment position or we enter into foreign currency swaps that are designated as hedges of net investments. Changes in the fair value of these instruments are recognized in OCI to offset the change in the value of the net investment being hedged. Currency effects of these hedges reflected in OCI were after-tax gains of $156 and $740 in 2013 and 2012, respectively. Accumulated net balances were after-tax losses of $3,550 and $3,706 as of June 30, 2013 and 2012, respectively. The ineffective portion, which was not material in any year presented, was immediately recognized in interest expense.
Commodity Risk Management
Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we have historically, on a limited basis, used futures and options with maturities generally less than one year and swap contracts with maturities up to five years. As of and during the year ended June 30, 2013, we did not have material commodity hedging activity.
Insurance
We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage where it is required by law, by contract or deemed to be in the best interest of the Company.
Fair Value Hierarchy
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following categories:
Level 1:     Quoted market prices in active markets for identical assets or liabilities.
Level 2:     Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3:     Unobservable inputs reflecting the reporting entity's own assumptions or external inputs from inactive markets.
When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets or liabilities during the year. Our fair value estimates take into consideration the credit risk of both the Company and our counterparties.
When active market quotes are not available for financial assets and liabilities, we use industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk, interest rate curves, foreign currency rates and forward and spot prices for currencies. In circumstances where market-based observable inputs are not available, management judgment is used to develop assumptions to estimate fair value. Generally, the fair value of our Level 3 instruments is estimated as the net present value of expected future cash flows based on external inputs.
The following table sets forth the Company's financial assets and liabilities as of June 30, 2013 and 2012 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2013	2012	2013	2012	2013	2012	2013	2012
ASSETS RECORDED AT FAIR VALUE
Investments:
U.S. government securities	$—	$—	$1,571	$—	$—	$—	$1,571	$—
Other investments	23	9	—	—	24	24	47	33
Derivatives relating to:
Foreign currency hedges	—	—	168	—	—	—	168	—
Other foreign currency instruments(1)	—	—	19	86	—	—	19	86
Interest rates	—	—	191	298	—	—	191	298
Net investment hedges	—	—	233	32	—	—	233	32
Commodities	—	—	—	3	—	—	—	3
TOTAL ASSETS RECORDED AT FAIR VALUE(2)	23	9	2,182	419	24	24	2,229	452

LIABILITIES RECORDED AT FAIR VALUE
Derivatives relating to:
Foreign currency hedges	$—	$—	$—	$142	$—	$—	$—	$142
Other foreign currency instruments(1)	—	—	90	23	—	—	90	23
Interest rates	—	—	59	—	—	—	59	—
Net investment hedges	—	—	—	19	—	—	—	19
Commodities	—	—	—	2	—	—	—	2
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	149	186	—	—	149	186
LIABILITIES NOT RECORDED AT FAIR VALUE
Long-term debt (4)	22,671	25,829	3,022	2,119	—	—	25,693	27,948
TOTAL LIABILITIES RECORDED AND NOT RECORDED AT FAIR VALUE	22,671	25,829	3,171	2,305	—	—	25,842	28,134

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)
Investment securities and all derivative assets are presented in prepaid expenses and other current assets and other noncurrent assets. The amortized cost of the U.S. government securities was $1,604 as of June 30, 2013. All U.S. government securities have contractual maturities between one and five years. Fair values are generally estimated based upon quoted market prices for similar instruments.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

(4)
Long-term debt includes the current portion ($4,540 and $4,095 as of June 30, 2013 and 2012, respectively) of debt instruments. Long-term debt is not recorded at fair value on a recurring basis, but is measured at fair value for disclosure purposes. Fair values are generally estimated based on quoted market prices for identical or similar instruments.

The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. During fiscal 2013, the Company transferred long-term debt instruments with a fair value of $455 from Level 1 to Level 2. The transferred instruments represent the Company's investment in industrial development bonds which are infrequently traded in an observable market. There were no additional transfers between levels during the periods presented. In addition, there was no significant activity within the Level 3 assets and liabilities during the periods presented.
During fiscal 2013 and 2012, we recorded impairments of certain goodwill and intangible assets. Also, during fiscal 2013, we applied purchase accounting and re-measured assets and liabilities at fair value related to the purchase of the balance of a joint venture in Iberia (see Note 2 for additional details on these items). In addition, the Company re-measured certain operating real estate assets to an estimated fair value of $8 during the year ended June 30, 2012, using comparable prices for similar assets, resulting in a $220 impairment. Except for these items, there were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the years presented.
Disclosures about Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2013 and 2012 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2013	2012	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Foreign currency contracts	$951	$831	$168	$(142)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$9,117	$10,747	$132	$298

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$1,303	$1,768	$233	$13

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	$7,080	$13,210	$(71)	$63
Commodity contracts	—	125	—	1
TOTAL	7,080	13,335	(71)	64
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in AOCI on Derivatives (Effective Portion)
June 30	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$11
Foreign currency contracts	14	22
TOTAL	21	33

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$145	$6
The effective portion of gains and losses on derivative instruments that was recognized in OCI during the years ended June 30, 2013 and 2012 was not material. During the next 12 months, the amount of the June 30, 2013, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2013 and 2012 were as follows:

	Amount of Gain/(Loss) Reclassified from AOCI into Income
Years ended June 30	2013	2012
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$6	$6
Foreign currency contracts	215	5
Commodity contracts	—	3
TOTAL	221	14

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2013	2012
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	$(167)	$135
Debt	171	(137)
TOTAL	4	(2)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	$(2)	$(1)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts(1)	$(34)	$(1,121)
Commodity contracts	—	2
TOTAL	(34)	(1,119)

(1)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.